VIA EDGAR

August 7, 2019

Ms. Elena Stojic, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cross Shore Discovery Fund (“Fund”)

Dear Ms. Stojic:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) regarding the Fund’s rescission offer.

The Amendment incorporates updates to the Registration Statement in response to your comments, as well as filling in various dates.

If it would be helpful, we would be happy to provide you with a redline showing the specific changes made from the Registration Statement filed last month.

Thank you for your assistance. If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence